Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

For the years ended December 31, 2016 and 2015, rental expenses under operating leases were $72,000 and $6,000, respectively.

The future obligations for operating leases of each of years subsequent to December 31, 2016 are as follows:

2017	$21,000
2018	-
Total minimum payment required	$21,000

Legal proceeding

The Company is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have a material adverse effect on the business, financial condition or results of operations.

The Company did not identify any contingency as of December 31, 2016.